Other non-current debts (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current debts [abstract]
Summary of Other Non-current Debts

	31/12/25	31/12/24
Trade payables on leasehold improvements	—	465
Total Other non-current debts	—	465